BRANDYWINEGLOBAL — GLOBAL UNCONSTRAINED BOND FUND

Schedule of investments (unaudited)	July 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
SOVEREIGN BONDS - 49.6%
Australia - 2.2%
Australia Government Bond, Senior Notes	2.750%	10/21/19	35,390,000	AUD	$24,292,224	(a)

Brazil - 4.9%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/21	87,720,000	BRL	24,306,554
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	95,200,000	BRL	28,955,136

Total Brazil					53,261,690

Colombia - 5.0%
Colombian TES, Bonds	6.000%	4/28/28	176,670,000,000	COP	54,428,743

Indonesia - 4.0%
Indonesia Treasury Bond, Senior Notes	9.000%	3/15/29	420,900,000,000	IDR	33,237,497
Indonesia Treasury Bond, Senior Notes	8.750%	2/15/44	123,900,000,000	IDR	9,640,635

Total Indonesia					42,878,132

Malaysia - 6.6%
Malaysia Government Bond, Senior Notes	3.659%	10/15/20	64,700,000	MYR	15,768,346
Malaysia Government Bond, Senior Notes	3.882%	3/10/22	84,270,000	MYR	20,718,392
Malaysia Government Bond, Senior Notes	3.480%	3/15/23	67,210,000	MYR	16,325,281
Malaysia Government Bond, Senior Notes	3.955%	9/15/25	31,835,000	MYR	7,885,036
Malaysia Government Bond, Senior Notes	3.899%	11/16/27	46,360,000	MYR	11,448,865

Total Malaysia					72,145,920

Mexico - 13.9%
Mexican Bonos, Bonds	8.000%	11/7/47	223,000,000	MXN	11,744,479
Mexican Bonos, Senior Notes	8.500%	5/31/29	677,600,000	MXN	37,778,355
Mexican Bonos, Senior Notes	7.750%	11/23/34	226,500,000	MXN	11,880,650
Mexican Bonos, Senior Notes	8.500%	11/18/38	676,000,000	MXN	37,531,823
Mexican Bonos, Senior Notes	7.750%	11/13/42	1,006,000,000	MXN	51,674,974

Total Mexico					150,610,281

Norway - 2.1%
Kommunalbanken AS, Senior Notes (3 mo. USD LIBOR + 0.330%)	2.740%	6/16/20	22,242,000		22,309,933	(b)(c)

Peru - 2.0%
Peru Government Bond, Senior Notes	6.150%	8/12/32	62,235,000	PEN	21,418,398	(a)

Poland - 4.5%
Republic of Poland Government Bond	1.500%	4/25/20	116,700,000	PLN	30,211,117
Republic of Poland Government Bond	5.250%	10/25/20	32,365,000	PLN	8,758,002
Republic of Poland Government Bond	2.000%	4/25/21	37,980,000	PLN	9,886,588

Total Poland					48,855,707

See Notes to Schedule of Investments.

1

BRANDYWINEGLOBAL — GLOBAL UNCONSTRAINED BOND FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
South Africa - 4.4%
Republic of South Africa Government Bond, Senior Notes	6.500%	2/28/41	433,500,000	ZAR	$21,176,711
Republic of South Africa Government Bond, Senior Notes	8.750%	2/28/48	421,485,000	ZAR	26,061,180

Total South Africa					47,237,891

TOTAL SOVEREIGN BONDS (Cost - $594,080,332)					537,438,919

CORPORATE BONDS & NOTES - 31.9%
COMMUNICATION SERVICES - 2.9%
Media - 2.9%
NBCUniversal Enterprise Inc., Senior Notes (3 mo. USD LIBOR + 0.400%)	2.719%	4/1/21	31,020,000		31,132,546	(b)(c)

CONSUMER DISCRETIONARY - 7.2%
Automobiles - 7.2%
BMW US Capital LLC, Senior Notes (3 mo. USD LIBOR + 0.380%)	2.683%	4/6/20	17,025,000		17,057,095	(b)(c)
Ford Motor Credit Co. LLC, Senior Notes (3 mo. USD LIBOR + 0.810%)	3.099%	4/5/21	18,725,000		18,554,918	(c)
Ford Motor Credit Co. LLC, Senior Notes (3 mo. USD LIBOR + 1.000%)	3.311%	1/9/20	10,115,000		10,130,978	(c)
General Motors Financial Co. Inc., Senior Notes (3 mo. USD LIBOR + 0.930%)	3.233%	4/13/20	32,685,000		32,774,786	(c)

TOTAL CONSUMER DISCRETIONARY					78,517,777

FINANCIALS - 19.5%
Banks - 6.7%
Citibank NA, Senior Notes (3 mo. USD LIBOR + 0.350%)	2.885%	2/12/21	23,305,000		23,332,806	(c)
Citigroup Inc., Senior Notes (3 mo. USD LIBOR + 0.790%)	3.128%	1/10/20	7,990,000		8,009,822	(c)
National Australia Bank Ltd., Senior Notes (3 mo. USD LIBOR + 0.510%)	3.033%	5/22/20	19,275,000		19,352,960	(b)(c)
Wells Fargo & Co., Senior Notes (3 mo. USD LIBOR + 1.025%)	3.292%	7/26/21	21,540,000		21,798,654	(c)

Total Banks					72,494,242

Capital Markets - 6.9%
Daimler Finance North America LLC, Senior Notes (3 mo. USD LIBOR + 0.450%)	2.973%	2/22/21	26,410,000		26,422,166	(b)(c)
Goldman Sachs Group Inc., Senior Notes (3 mo. USD LIBOR + 0.750%)	3.274%	2/23/23	48,640,000		48,627,347	(c)

Total Capital Markets					75,049,513

See Notes to Schedule of Investments.

2

BRANDYWINEGLOBAL — GLOBAL UNCONSTRAINED BOND FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Consumer Finance - 1.2%
American Express Co., Senior Notes (3 mo. USD LIBOR + 0.600%)	3.165%	11/5/21	13,000,000		$13,065,584	(c)

Insurance - 4.7%
Metropolitan Life Global Funding I, Senior Secured Notes (3 mo. USD LIBOR + 0.220%)	2.639%	9/19/19	17,475,000		17,484,175	(b)(c)
Metropolitan Life Global Funding I, Senior Secured Notes (3 mo. USD LIBOR + 0.230%)	2.533%	1/8/21	17,930,000		17,941,705	(b)(c)
New York Life Global Funding, Secured Notes (3 mo. USD LIBOR + 0.160%)	2.479%	10/1/20	15,255,000		15,268,117	(b)(c)

Total Insurance					50,693,997

TOTAL FINANCIALS					211,303,336

INDUSTRIALS - 2.3%
Machinery - 2.3%
Caterpillar Financial Services Corp., Senior Notes (3 mo. USD LIBOR + 0.230%)	2.640%	3/15/21	25,220,000		25,249,570	(c)

TOTAL CORPORATE BONDS & NOTES (Cost - $345,662,256)					346,203,229

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 13.9%
U.S. Government Obligations - 13.9%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Money Market Yield + 0.045%)	2.126%	10/31/20	64,425,000		64,338,903	(c)
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Money Market Yield + 0.115%)	2.196%	1/31/21	14,790,000		14,778,927	(c)
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Money Market Yield + 0.139%)	2.220%	4/30/21	71,315,000		71,306,494	(c)

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $150,469,967)					150,424,324

COLLATERALIZED MORTGAGE OBLIGATIONS(d) - 1.1%
Barclays Commercial Mortgage Securities
Trust, 2017-DELC E (1 mo. USD LIBOR + 2.500%)	4.825%	8/15/36	7,915,000		7,942,421	(b)(c)
IM Pastor Fondo de Titulizacion de Activos, 2004 A (3 mo. EURIBOR + 0.140%, 0.000% Floor)	0.000%	3/22/44	4,239,945	EUR	4,338,419	(a)(c)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $13,022,972)					12,280,840

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,103,235,527)					1,046,347,312

See Notes to Schedule of Investments.

3

BRANDYWINEGLOBAL — GLOBAL UNCONSTRAINED BOND FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2019

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 1.5%
JPMorgan U.S. Government Money Market Fund, Institutional Class (Cost - $16,538,518)	2.235%	16,538,518	$16,538,518

TOTAL INVESTMENTS - 98.0% (Cost - $1,119,774,045)			1,062,885,830
Other Assets in Excess of Liabilities - 2.0%			21,337,062

TOTAL NET ASSETS - 100.0%			$1,084,222,892

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

Abbreviations used in this schedule:

AUD	— Australian Dollar
BRL	— Brazilian Real
COP	— Colombian Peso
EUR	— Euro
EURIBOR	— Euro Interbank Offered Rate
IDR	— Indonesian Rupiah
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
PEN	— Peruvian Nuevo Sol
PLN	— Polish Zloty
USD	— United States Dollar
ZAR	— South African Rand

At July 31, 2019, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
Euro-BTP	935	9/19	$143,820,562	$144,709,641	$889,079

See Notes to Schedule of Investments.

4

BRANDYWINEGLOBAL — GLOBAL UNCONSTRAINED BOND FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2019

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Sell:
Euro-Buxl	470	9/19	$103,385,637	$108,730,204	$(5,344,567)
Euro-Oat	545	9/19	97,887,110	100,892,367	(3,005,257)

					(8,349,824)

Net unrealized depreciation on open futures contracts					$(7,460,745)

At July 31, 2019, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
RUB	187,000,000	USD	2,847,311	Citibank N.A.	8/13/19	$85,339
RUB	750,000,000	USD	11,358,043	Citibank N.A.	8/13/19	403,923
USD	56,781,592	SGD	77,240,000	Citibank N.A.	8/13/19	561,150
CLP	12,940,000,000	USD	19,491,181	HSBC Securities Inc.	8/14/19	(1,109,574)
USD	11,989,031	ZAR	178,600,000	HSBC Securities Inc.	8/14/19	(437,954)
USD	15,273,140	ZAR	229,500,000	HSBC Securities Inc.	8/14/19	(695,467)
USD	23,312,379	ZAR	334,500,000	HSBC Securities Inc.	8/14/19	37,874
ZAR	33,900,000	USD	2,274,649	HSBC Securities Inc.	8/14/19	84,113
ZAR	44,090,000	USD	3,069,212	HSBC Securities Inc.	8/14/19	(1,431)
ZAR	72,300,000	USD	4,821,479	HSBC Securities Inc.	8/14/19	209,154
ZAR	48,600,000	USD	3,324,464	JPMorgan Chase & Co.	8/14/19	57,124
SEK	286,500,000	USD	29,997,487	HSBC Securities Inc.	8/16/19	(306,468)
USD	13,343,531	SEK	126,000,000	HSBC Securities Inc.	8/16/19	285,700
USD	17,089,813	SEK	160,500,000	HSBC Securities Inc.	8/16/19	456,624
USD	111,826,714	JPY	12,189,000,000	JPMorgan Chase & Co.	8/21/19	(389,225)
NOK	164,900,000	USD	18,842,376	HSBC Securities Inc.	8/23/19	(210,892)
USD	7,079,077	NOK	60,800,000	HSBC Securities Inc.	8/23/19	209,494
USD	8,345,935	NOK	72,300,000	HSBC Securities Inc.	8/23/19	177,006
AUD	15,290,000	USD	10,707,434	Morgan Stanley & Co. Inc.	8/26/19	(240,959)
AUD	41,170,000	USD	28,413,681	Morgan Stanley & Co. Inc.	8/26/19	(231,551)
NZD	32,980,000	USD	21,944,727	HSBC Securities Inc.	8/27/19	(277,143)
NOK	182,900,000	USD	21,059,128	Goldman Sachs Group Inc.	8/28/19	(390,791)
NOK	230,500,000	USD	26,625,544	Goldman Sachs Group Inc.	8/28/19	(578,242)
USD	8,725,528	ZAR	131,300,000	Barclays Bank PLC	9/11/19	(381,380)
CLP	12,039,000,000	USD	17,548,923	HSBC Securities Inc.	9/13/19	(444,426)
SEK	605,500,000	USD	64,574,613	HSBC Securities Inc.	9/17/19	(1,675,309)
USD	9,276,479	SEK	87,400,000	HSBC Securities Inc.	9/17/19	197,372
NOK	146,300,000	USD	16,800,836	HSBC Securities Inc.	9/24/19	(257,234)
NZD	32,980,000	USD	21,954,621	HSBC Securities Inc.	9/25/19	(274,669)
CZK	170,500,000	USD	7,623,348	JPMorgan Chase & Co.	9/26/19	(273,970)

See Notes to Schedule of Investments.

5

BRANDYWINEGLOBAL — GLOBAL UNCONSTRAINED BOND FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2019

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CZK	320,600,000	USD	14,345,674	JPMorgan Chase & Co.	9/26/19	$(526,256)
KRW	50,483,000,000	USD	43,878,039	Citibank N.A.	9/27/19	(1,130,794)
USD	71,360,613	JPY	7,613,000,000	Citibank N.A.	9/27/19	1,072,971
CLP	2,870,000,000	USD	4,149,828	HSBC Securities Inc.	10/7/19	(71,624)
CLP	9,490,000,000	USD	13,681,449	HSBC Securities Inc.	10/7/19	(196,379)
USD	11,158,923	PLN	42,270,000	Citibank N.A.	10/11/19	233,197
GBP	22,620,000	USD	28,349,872	HSBC Securities Inc.	10/24/19	(728,738)
GBP	30,280,000	USD	37,850,606	HSBC Securities Inc.	10/24/19	(875,896)
AUD	32,770,000	USD	23,166,620	Morgan Stanley & Co. Inc.	10/24/19	(692,969)
IDR	151,000,000,000	USD	10,692,536	JPMorgan Chase & Co.	10/25/19	(22,241)
CLP	12,170,000,000	USD	17,760,201	HSBC Securities Inc.	10/29/19	(464,916)
PLN	69,020,000	USD	18,122,383	Citibank N.A.	10/30/19	(272,714)

Total						$(9,088,171)

Abbreviations used in this table:

AUD	— Australian Dollar
CLP	— Chilean Peso
CZK	— Czech Koruna
GBP	— British Pound
IDR	— Indonesian Rupiah
JPY	— Japanese Yen
KRW	— South Korean Won
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PLN	— Polish Zloty
RUB	— Russian Ruble
SEK	— Swedish Krona
SGD	— Singapore Dollar
USD	— United States Dollar
ZAR	— South African Rand

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

6

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

BrandywineGLOBAL — Global Unconstrained Bond Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include,

7

Notes to Schedule of Investments (unaudited) (continued)

but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

8

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Sovereign Bonds	—	$537,438,919	—	$537,438,919
Corporate Bonds & Notes	—	346,203,229	—	346,203,229
U.S. Government & Agency Obligations	—	150,424,324	—	150,424,324
Collateralized Mortgage Obligations	—	12,280,840	—	12,280,840

Total Long-Term Investments	—	1,046,347,312	—	1,046,347,312

Short-Term Investments†	$16,538,518	—	—	16,538,518

Total Investments	$16,538,518	$1,046,347,312	—	$1,062,885,830

Other Financial Instruments:
Futures Contracts	$889,079	—	—	$889,079
Forward Foreign Currency Contracts	—	$4,071,041	—	4,071,041

Total Other Financial Instruments	$889,079	$4,071,041	—	$4,960,120

Total	$17,427,597	$1,050,418,353	—	$1,067,845,950

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$8,349,824	—	—	$8,349,824
Forward Foreign Currency Contracts	—	$13,159,212	—	13,159,212

Total	$8,349,824	$13,159,212	—	$21,509,036

†	See Schedule of Investments for additional detailed categorizations.

9

BRANDYWINEGLOBAL — ALTERNATIVE CREDIT FUND

Schedule of investments (unaudited)	July 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(a) - 76.1%
BAMLL Commercial Mortgage Securities Trust, 2016-FR14 B	2.862%	2/27/48	7,355,000		$7,261,832	(b)(c)
BAMLL Re-REMIC Trust, 2013-FRR3 A, PO	0.000%	6/26/23	7,500,000		6,364,463	(b)
Bancaja FTA, 10 C (3 mo. EURIBOR + 0.500%)	0.186%	5/22/50	14,200,000	EUR	13,004,612	(c)(d)
CGDBB Commercial Mortgage Trust, 2017-BIOC B (1 mo. USD LIBOR + 0.970%)	3.295%	7/15/32	8,062,000		8,072,768	(b)(c)
Citigroup Commercial Mortgage Trust, 2013- GC11 D	4.567%	4/10/46	4,680,000		4,823,996	(b)(c)
Citigroup Commercial Mortgage Trust, 2015- GC29 C	4.142%	4/10/48	9,044,000		9,440,832	(c)
COLT Mortgage Loan Trust, 2017-2 A1A	2.415%	10/25/47	3,546,850		3,541,968	(b)(c)
Commercial Mortgage Lease-Backed Certificates, 2001-CMLB D	7.958%	6/20/31	4,195,000		4,515,892	(b)(c)
Commercial Mortgage Trust, 2012-CR5 D	4.317%	12/10/45	2,372,965		2,394,751	(b)(c)
Commercial Mortgage Trust, 2014-CR15 B	4.699%	2/10/47	11,905,000		13,081,054	(c)
Commercial Mortgage Trust, 2014-CR15 D	4.749%	2/10/47	9,316,900		9,908,735	(b)(c)
Commercial Mortgage Trust, 2014-CR16 AM	4.278%	4/10/47	6,800,000		7,236,788
Commercial Mortgage Trust, 2015-CR26 A3	3.359%	10/10/48	6,440,000		6,743,722
Commercial Mortgage Trust, 2015-CR26 AM	4.085%	10/10/48	5,500,000		5,908,634	(c)
Commercial Mortgage Trust, 2015-LC21 AM	4.043%	7/10/48	8,000,000		8,530,920	(c)
Commercial Mortgage Trust, 2015-LC21 D	4.299%	7/10/48	11,260,000		11,216,128	(c)
CSAIL Commercial Mortgage Trust, 2016-C6 AS	3.346%	1/15/49	5,250,000		5,378,758
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K042 X1, IO	1.048%	12/25/24	78,922,766		3,785,333	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2014-HQ3 M3 (1 mo. USD LIBOR + 4.750%)	7.016%	10/25/24	4,443,035		4,751,532	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2015-DN1 M3 (1 mo. USD LIBOR + 4.150%)	6.416%	1/25/25	2,753,171		2,879,677	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2015-DNA2 M3 (1 mo. USD LIBOR + 3.900%)	6.166%	12/25/27	5,075,000		5,331,159	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2018-DNA1 M2 (1 mo. USD LIBOR + 1.800%)	4.066%	7/25/30	5,000,000		4,993,941	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2018-SPI4 M1	4.460%	11/25/48	4,519,654		4,551,482	(b)(c)

See Notes to Schedule of Investments.

BRANDYWINEGLOBAL — ALTERNATIVE CREDIT FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(a) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2019-DNA3 B1 (1 mo. USD LIBOR + 3.250%)	5.550%	7/25/49	1,250,000		$1,266,253	(b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2019-DNA3 B2 (1 mo. USD LIBOR + 8.150%)	10.450%	7/25/49	1,000,000		1,064,693	(b)(c)
Federal National Mortgage Association (FNMA) - CAS, 2015-C03 1M2 (1 mo. USD LIBOR + 5.000%)	7.266%	7/25/25	2,976,861		3,249,213	(c)
Federal National Mortgage Association (FNMA) - CAS, 2016-C04 1M2 (1 mo. USD LIBOR + 4.250%)	6.516%	1/25/29	1,529,539		1,633,180	(c)
Federal National Mortgage Association (FNMA) - CAS, 2018-C06 1M2 (1 mo. USD LIBOR + 2.000%)	4.266%	3/25/31	5,000,000		5,030,481	(c)
Federal National Mortgage Association (FNMA) - CAS, 2018-C06 2M2 (1 mo. USD LIBOR + 2.100%)	4.366%	3/25/31	3,460,000		3,475,099	(c)
Federal National Mortgage Association (FNMA) - CAS, 2019-R05 1B1 (1 mo. USD LIBOR + 4.100%)	6.366%	7/25/39	4,250,000		4,286,284	(b)(c)(e)
Fondo de Titulizacion de Activos Santander Hipotecario, 2 E (3 mo. EURIBOR + 2.100%)	1.733%	1/18/49	5,000,000	EUR	4,408,140	(c)(d)
Fondo de Titulizacion de Activos UCI, 17 B (3 mo. EURIBOR + 0.350%)	0.032%	12/17/49	5,900,000	EUR	5,644,689	(c)(d)
FREMF Mortgage Trust, 2013-K26 B	3.598%	12/25/45	6,500,000		6,706,154	(b)(c)
FREMF Mortgage Trust, 2013-K27 B	3.496%	1/25/46	8,000,000		8,260,299	(b)(c)
FREMF Mortgage Trust, 2013-K31 C	3.630%	7/25/46	3,000,000		3,054,005	(b)(c)
FREMF Mortgage Trust, 2014-K39 B	4.156%	8/25/47	7,500,000		7,980,020	(b)(c)
FREMF Mortgage Trust, 2014-K716 C	3.948%	8/25/47	7,000,000		7,166,268	(b)(c)
FREMF Mortgage Trust, 2014-K717 B	3.629%	11/25/47	9,955,000		10,173,974	(b)(c)
FREMF Mortgage Trust, 2014-K717 C	3.629%	11/25/47	3,492,000		3,541,631	(b)(c)
FREMF Mortgage Trust, 2015-K718 C	3.539%	2/25/48	9,900,000		10,030,887	(b)(c)
FREMF Mortgage Trust, 2015-K721 B	3.565%	11/25/47	8,685,000		8,881,938	(b)(c)
FREMF Mortgage Trust, 2016-K722 C	3.840%	7/25/49	6,000,000		6,125,489	(b)(c)
FREMF Mortgage Trust, 2017-K61 C	3.683%	12/25/49	12,617,000		12,607,132	(b)(c)
FREMF Mortgage Trust, 2017-K726 C	3.972%	7/25/49	4,409,000		4,477,270	(b)(c)
GS Mortgage Securities Trust, 2014-GC20 AS	4.258%	4/10/47	4,682,774		4,986,484
Hipocat 8 FTA, HIPO-8 C (3 mo. EURIBOR + 0.260%, 0.000% Floor)	0.000%	3/15/38	4,157,916	EUR	4,319,331	(c)(d)

See Notes to Schedule of Investments.

BRANDYWINEGLOBAL — ALTERNATIVE CREDIT FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(a) - (continued)
Hipocat 9 FTA, HIPO-9 C (3 mo. EURIBOR + 0.290%, 0.000% Floor)	0.000%	7/15/38	9,200,000	EUR	$8,855,244	(c)(d)
Hipocat 10 FTA, HIPO-10 B (3 mo. EURIBOR + 0.300%, 0.000% Floor)	0.000%	10/24/39	6,000,000	EUR	5,461,059	(c)(d)
JPMBB Commercial Mortgage Securities Trust, 2013-C15 C	5.198%	11/15/45	15,375,000		16,634,394	(c)
JPMBB Commercial Mortgage Securities Trust, 2013-C17 D	4.892%	1/15/47	5,000,000		5,144,381	(b)(c)
JPMBB Commercial Mortgage Securities Trust, 2014-C23 D	3.971%	9/15/47	6,000,000		5,907,668	(b)(c)
JPMBB Commercial Mortgage Securities Trust, 2015-C32 C	4.666%	11/15/48	25,375,000		26,894,917	(c)
JPMCC Re-REMIC Trust, 2015-FRR2 BK39, PO	0.000%	8/27/47	9,829,800		7,780,704	(b)
LSTAR Commercial Mortgage Trust, 2017-5 A4	3.390%	3/10/50	5,510,000		5,674,426	(b)
Morgan Stanley Bank of America Merrill Lynch Trust, 2013-C7 C	4.123%	2/15/46	4,303,000		4,420,131	(c)
Morgan Stanley Bank of America Merrill Lynch Trust, 2015-C26 D	3.060%	10/15/48	12,080,000		11,283,904	(b)
Morgan Stanley Capital I Trust, 2011-C1 G	4.193%	9/15/47	14,314,000		14,574,015	(b)
New Residential Mortgage Loan Trust, 2018- NQM1 A1	3.986%	11/25/48	6,440,854		6,520,300	(b)(c)
Newgate Funding PLC, 2006-2 CB (3 mo. EURIBOR + 0.430%)	0.086%	12/1/50	1,809,612	EUR	1,819,571	(c)(d)
Newgate Funding PLC, 2006-2 DB (3 mo. EURIBOR + 0.900%)	0.556%	12/1/50	1,502,319	EUR	1,483,721	(c)(d)
Newgate Funding PLC, 2007-3X CB (3 mo. EURIBOR + 1.500%)	1.182%	12/15/50	3,800,161	EUR	4,028,251	(c)(d)
Paragon Mortgages PLC, 13X C1B (3 mo. EURIBOR + 0.780%)	0.416%	1/15/39	5,702,738	EUR	5,848,173	(c)(d)
RMAC Securities No 1 PLC, 2006-NS1X B1C (3 mo. EURIBOR + 0.880%)	0.562%	6/12/44	7,122,976	EUR	7,391,793	(c)(d)
RMAC Securities No 1 PLC, 2006-NS1X M2A (3 mo. GBP LIBOR + 0.470%)	1.263%	6/12/44	1,558,638	GBP	1,761,750	(c)(d)
RMAC Securities No 1 PLC, 2006-NS4X M1C (3 mo. EURIBOR + 0.270%, 0.000% Floor)	0.000%	6/12/44	3,062,765	EUR	3,146,777	(c)(d)
RMAC Securities No 1 PLC, 2007-NS1X M1A (3 mo. GBP LIBOR + 0.270%)	1.063%	6/12/44	2,253,441	GBP	2,543,382	(c)(d)
RMAC Securities No 1 PLC, 2007-NS1X M1C (3 mo. EURIBOR + 0.270%, 0.000% Floor)	0.000%	6/12/44	3,219,201	EUR	3,313,569	(c)(d)
Sequoia Mortgage Trust, 2017-CH1 A1	4.000%	8/25/47	7,209,558		7,409,754	(b)(c)
Sequoia Mortgage Trust, 2018-CH1 A1	4.000%	2/25/48	7,512,173		7,781,349	(b)(c)

See Notes to Schedule of Investments.

BRANDYWINEGLOBAL — ALTERNATIVE CREDIT FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(a) - (continued)
TDA FTA, 24 A1 (3 mo. EURIBOR + 0.130%, 0.000% Floor)	0.000%	6/22/40	247,330	EUR	$272,470	(c)(d)
TDA FTA, 27 A3 (3 mo. EURIBOR + 0.190%, 0.000% Floor)	0.000%	12/28/50	8,500,000	EUR	8,117,011	(c)(d)
UBS-Citigroup Commercial Mortgage Trust, 2011-C1 D	6.051%	1/10/45	4,290,000		4,409,919	(b)(c)
VNDO Mortgage Trust, 2012-6AVE C	3.337%	11/15/30	12,000,000		12,194,798	(b)(c)
Wells Fargo Re-REMIC Trust, 2013-FRR1 AK16, PO	0.000%	12/27/43	3,000,000		2,776,333	(b)
Wells Fargo Re-REMIC Trust, 2013-FRR1 BK20, PO	0.000%	5/27/45	16,675,000		14,817,110	(b)
Wells Fargo Re-REMIC Trust, 2013-FRR1 BK26, PO	0.000%	1/27/45	7,580,000		6,492,731	(b)
WFRBS Commercial Mortgage Trust, 2013-C11 D	4.262%	3/15/45	6,105,000		6,121,556	(b)(c)
WFRBS Commercial Mortgage Trust, 2014-LC14 AS	4.351%	3/15/47	14,845,911		15,890,116	(c)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $510,887,315)					518,859,168

ASSET-BACKED SECURITIES - 8.9%
Jimmy Johns Funding LLC, 2017-1A A2II	4.846%	7/30/47	8,899,380		9,338,106	(b)
SLM Student Loan Trust, 2004-5X A6 (3 mo. EURIBOR + 0.400%)	0.027%	10/25/39	12,081,162	EUR	13,008,317	(c)(d)
Towd Point Mortgage Trust, 2016-4 B3	4.023%	7/25/56	8,000,000		8,109,488	(b)(c)
Towd Point Mortgage Trust, 2017-4 A1	2.750%	6/25/57	11,775,062		11,802,224	(b)(c)
Towd Point Mortgage Trust, 2017-5 A1 (1 mo. USD LIBOR + 0.600%)	2.866%	2/25/57	9,072,613		9,065,763	(b)(c)
Towd Point Mortgage Trust, 2017-5 M1 (1 mo. USD LIBOR + 1.200%)	3.466%	2/25/57	3,500,000		3,519,888	(b)(c)
Towd Point Mortgage Trust, 2017-6 A1	2.750%	10/25/57	5,953,674		5,968,829	(b)(c)

TOTAL ASSET-BACKED SECURITIES (Cost - $60,173,954)					60,812,615

SOVEREIGN BONDS - 4.3%
Italy - 4.3%
Italy Buoni Poliennali Del Tesoro, Senior Notes (Cost - $29,084,407)	3.450%	3/1/48	22,535,000	EUR	29,574,771	(d)

CORPORATE BONDS & NOTES - 3.2%
COMMUNICATION SERVICES - 2.0%
Wireless Telecommunication Services - 2.0%
Sprint Corp., Senior Notes	7.250%	9/15/21	12,264,000		13,199,130

See Notes to Schedule of Investments.

BRANDYWINEGLOBAL — ALTERNATIVE CREDIT FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Chesapeake Energy Corp., Senior Notes	6.125%	2/15/21	697,000	$693,515

MATERIALS - 1.1%
Containers & Packaging - 0.2%
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA, Senior Secured Notes (3 mo. USD LIBOR + 3.500%)	5.803%	7/15/21	1,350,000	1,358,438	(b)(c)

Metals & Mining - 0.9%
Vale Overseas Ltd., Senior Notes	5.875%	6/10/21	6,030,000	6,346,635

TOTAL MATERIALS				7,705,073

TOTAL CORPORATE BONDS & NOTES (Cost - $21,005,730)				21,597,718

SENIOR LOANS - 2.7%
COMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 1.8%
Level 3 Financing Inc., 2024 Term Loan B (1 mo. USD LIBOR + 2.250%)	4.484%	2/22/24	12,600,000	12,625,590	(c)(f)(g)

HEALTH CARE - 0.5%
Health Care Providers & Services - 0.5%
Select Medical Corp., Term Loan B	—	3/6/25	3,500,000	3,500,000	(h)

MATERIALS - 0.4%
Chemicals - 0.4%
Hexion Inc., Senior Secured Term Loan B (3 mo. USD LIBOR + 3.500%)	5.820%	7/1/26	2,500,000	2,500,000	(c)(f)(g)(i)

TOTAL SENIOR LOANS (Cost - $18,513,182)				18,625,590

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 2.5%
U.S. Government Obligations - 2.5%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Money Market Yield + 0.115%) (Cost - $16,718,675)	2.196%	1/31/21	16,730,000	16,717,475	(c)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $656,383,263)				666,187,337

See Notes to Schedule of Investments.

BRANDYWINEGLOBAL — ALTERNATIVE CREDIT FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2019

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 3.6%
JPMorgan U.S. Government Money Market Fund, Institutional Class (Cost - $24,318,632)	2.235%	24,318,632	$24,318,632

TOTAL INVESTMENTS - 101.3% (Cost - $680,701,895)			690,505,969
Liabilities in Excess of Other Assets - (1.3)%			(8,932,538)

TOTAL NET ASSETS - 100.0%			$681,573,431

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(e)	Securities traded on a when-issued or delayed delivery basis.

(f)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(g)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(h)	All or a portion of this loan is unfunded as of July 31, 2019. The interest rate for fully unfunded term loans is to be determined.

(i)	Security is valued using significant unobservable inputs (Note 1).

Abbreviations used in this schedule:

CAS	— Connecticut Avenue Securities
EUR	— Euro
EURIBOR	— Euro Interbank Offered Rate
GBP	— British Pound
IO	— Interest Only
LIBOR	— London Interbank Offered Rate
PO	— Principal Only
REMIC	— Real Estate Mortgage Investment Conduit
Re-REMIC	— Resecuritization of Real Estate Mortgage Investment Conduit
USD	— United States Dollar

See Notes to Schedule of Investments.

BRANDYWINEGLOBAL — ALTERNATIVE CREDIT FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2019

At July 31, 2019, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	6,825,000,000	USD	62,702,981	Citibank N.A.	8/21/19	$130,212
USD	63,119,963	JPY	6,825,000,000	Citibank N.A.	8/21/19	286,771
USD	34,048,755	EUR	30,010,000	Barclays Bank PLC	9/12/19	711,052
USD	40,476,636	EUR	35,650,000	Barclays Bank PLC	9/12/19	873,533
EUR	26,100,000	USD	29,544,678	Citibank N.A.	9/12/19	(550,542)
USD	1,813,380	EUR	1,630,000	Goldman Sachs Group Inc.	9/12/19	2,635
EUR	43,390,000	USD	49,092,097	JPMorgan Chase & Co.	9/12/19	(890,733)
USD	123,300,549	EUR	109,470,000	JPMorgan Chase & Co.	9/12/19	1,691,808
USD	3,376,259	GBP	2,650,000	Citibank N.A.	9/20/19	145,434
USD	6,963,768	GBP	5,470,000	Citibank N.A.	9/20/19	294,857
USD	7,077,138	GBP	5,550,000	Goldman Sachs Group Inc.	9/20/19	310,692
GBP	10,880,000	USD	13,866,451	HSBC Securities Inc.	9/20/19	(601,779)

Total						$2,403,940

Abbreviations used in this table:

EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
USD	— United States Dollar

At July 31, 2019, the Fund had the following open swap contracts:

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT JULY 31, 2019[3]	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
Barclays Bank PLC (Goodyear Tire & Rubber Co., 5.000%, due 5/31/26)	$11,137,000	6/20/22	1.362%	5.000% quarterly	$1,127,747	$1,271,478	$(143,731)
Barclays Bank PLC (Rite Aid Corp., 7.700%, due 2/15/27)	2,000,000	6/20/20	6.409%	5.000% quarterly	(24,053)	(16,080)	(7,973)

See Notes to Schedule of Investments.

BRANDYWINEGLOBAL — ALTERNATIVE CREDIT FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2019

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION[1] (cont’d)
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT JULY 31, 2019[3]	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
Barclays Bank PLC (Rite Aid Corp., 7.700%, due 2/15/27)	$4,310,000	6/20/20	6.409%	5.000% quarterly	$(51,835)	$(17,155)	$(34,680)
Barclays Bank PLC (Sprint Communications Inc., 7.000%, due 8/15/20)	11,780,000	6/20/21	0.595%	5.000% quarterly	965,695	803,764	161,931
Barclays Bank PLC (T-Mobile USA Inc., 4.000%, due 4/15/22)	11,000,000	6/20/22	0.617%	5.000% quarterly	1,355,856	1,370,714	(14,858)
Barclays Bank PLC (Transocean Inc., 3.800%, due 10/15/22)	6,380,000	6/20/21	2.365%	1.000% quarterly	(158,698)	(56,720)	(101,978)
Citibank N.A. (Chesapeake Energy Corp., 6.625%, due 8/15/20)	5,740,000	12/20/21	6.499%	5.000% quarterly	(187,540)	(433,756)	246,216
Morgan Stanley & Co. Inc. (Chesapeake Energy Corp., 6.625%, due 8/15/20)	4,595,000	12/20/21	6.499%	5.000% quarterly	(150,130)	(349,862)	199,732

See Notes to Schedule of Investments.

BRANDYWINEGLOBAL — ALTERNATIVE CREDIT FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2019

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION[1] (cont’d)
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT JULY 31, 2019[3]	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
Morgan Stanley & Co. Inc. (Dell Inc., 7.100%, due 4/15/28)	$3,280,000	6/20/22	0.914%	1.000% quarterly	$7,890	$(143,913)	$151,803
Morgan Stanley & Co. Inc. (Dell Inc., 7.100%, due 4/15/28)	9,980,000	12/20/22	1.215%	1.000% quarterly	(69,032)	(291,432)	222,400

Total	$70,202,000				$2,815,900	$2,137,038	$678,862

OTC CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION[4]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE[5]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
JPMorgan Chase & Co. (Markit CMBX.NA.AAA.11)	$25,815,000	11/18/54	0.500% monthly	$3,967	$130,965	$(126,998)
Morgan Stanley & Co. Inc. (Markit CMBX.NA.AAA.11)	17,265,000	11/18/54	0.500% monthly	2,653	(48,833)	51,486
Morgan Stanley & Co. Inc. (Markit CMBX.NA.AAA.11)	17,265,000	11/18/54	0.500% monthly	2,653	(47,203)	49,856
Morgan Stanley & Co. Inc. (Markit CMBX.NA.AAA.11)	21,565,000	11/18/54	0.500% monthly	3,314	—	3,314

Total	$81,910,000			$12,587	$34,929	$(22,342)

See Notes to Schedule of Investments.

BRANDYWINEGLOBAL — ALTERNATIVE CREDIT FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2019

1

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

2

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

3

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

4

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

5

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

BrandywineGLOBAL — Alternative Credit Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include,

Notes to Schedule of Investments (unaudited) (continued)

but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Collateralized Mortgage Obligations	—	$518,859,168	—	$518,859,168
Asset-Backed Securities	—	60,812,615	—	60,812,615
Sovereign Bonds	—	29,574,771	—	29,574,771
Corporate Bonds & Notes	—	21,597,718	—	21,597,718
Senior Loans:
Materials	—	—	$2,500,000	2,500,000
Other Senior Loans	—	16,125,590	—	16,125,590
U.S. Government & Agency Obligations	—	16,717,475	—	16,717,475

Total Long-Term Investments	—	663,687,337	2,500,000	666,187,337

Short-Term Investments†	$24,318,632	—	—	24,318,632

Total Investments	$24,318,632	$663,687,337	$2,500,000	$690,505,969

Other Financial Instruments:
Forward Foreign Currency Contracts	—	$4,446,994	—	$4,446,994
OTC Credit Default Swaps on Corporate Issues - Sell Protection‡	—	3,457,188	—	3,457,188
OTC Credit Default Swaps on Credit Indices - Buy Protection‡	—	12,587	—	12,587

Total Other Financial Instruments	—	$7,916,769	—	$7,916,769

Total	$24,318,632	$671,604,106	$2,500,000	$698,422,738

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Forward Foreign Currency Contracts	—	$2,043,054	—	$2,043,054
OTC Credit Default Swaps on Corporate Issues - Sell Protection‡	—	641,288	—	641,288

Total	—	$2,684,342	—	$2,684,342

†	See Schedule of Investments for additional detailed categorizations.

‡	Value includes any premium paid or received with respect to swap contracts.

CLEARBRIDGE INTERNATIONAL GROWTH FUND

Schedule of investments (unaudited)	July 31, 2019

SECURITY	SHARES	VALUE
COMMON STOCKS - 97.6%
COMMUNICATION SERVICES - 5.8%
Entertainment - 3.7%
Nintendo Co. Ltd.	124,489	$45,609,176	(a)
Spotify Technology SA	158,475	24,554,116	*

Total Entertainment		70,163,292

Wireless Telecommunication Services - 2.1%
Rogers Communications Inc., Class B Shares	780,540	40,502,221

TOTAL COMMUNICATION SERVICES		110,665,513

CONSUMER DISCRETIONARY - 12.9%
Diversified Consumer Services - 0.8%
Arco Platform Ltd., Class A Shares	348,570	15,385,880	*

Household Durables - 0.2%
Victoria PLC	557,080	3,537,467	*(a)

Internet & Direct Marketing Retail - 2.3%
Alibaba Group Holding Ltd., ADR	195,401	33,825,867	*
ASOS PLC	320,352	10,077,044	*(a)

Total Internet & Direct Marketing Retail		43,902,911

Leisure Products - 0.5%
Spin Master Corp.	334,520	9,504,849	*(b)

Specialty Retail - 2.3%
Industria de Diseno Textil SA	772,309	23,033,070	(a)
Nitori Holdings Co. Ltd.	156,865	21,164,541	(a)

Total Specialty Retail		44,197,611

Textiles, Apparel & Luxury Goods - 6.8%
adidas AG	111,685	35,815,353	(a)
Burberry Group PLC	1,673,862	45,663,648	(a)
LVMH Moet Hennessy Louis Vuitton SE	119,115	49,253,247	(a)

Total Textiles, Apparel & Luxury Goods		130,732,248

TOTAL CONSUMER DISCRETIONARY		247,260,966

CONSUMER STAPLES - 16.6%
Beverages - 4.1%
Anheuser-Busch InBev SA/NV, ADR	207,840	20,987,683
Diageo PLC, ADR	348,729	58,195,896

Total Beverages		79,183,579

Food Products - 4.5%
Nestle SA, ADR	801,601	85,033,834

See Notes to Schedule of Investments.

1

CLEARBRIDGE INTERNATIONAL GROWTH FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2019

SECURITY	SHARES	VALUE
Personal Products - 8.0%
Elixinol Global Ltd.	1,901,603	$4,245,093	*(a)
Kao Corp.	487,339	35,637,637	(a)
L’Oreal SA	147,110	39,336,150	(a)
Shiseido Co. Ltd.	1,002,462	73,789,291	(a)

Total Personal Products		153,008,171

TOTAL CONSUMER STAPLES		317,225,584

ENERGY - 1.7%
Oil, Gas & Consumable Fuels - 1.7%
Suncor Energy Inc.	1,103,746	31,670,602

FINANCIALS - 12.7%
Banks - 4.1%
Erste Group Bank AG	957,664	34,249,712	*(a)
HDFC Bank Ltd., ADR	192,046	22,081,449
KBC Group NV	321,725	20,662,578	(a)

Total Banks		76,993,739

Capital Markets - 4.7%
Hong Kong Exchanges & Clearing Ltd.	1,035,893	34,984,334	(a)
London Stock Exchange Group PLC	685,337	55,291,162	(a)

Total Capital Markets		90,275,496

Insurance - 3.9%
AIA Group Ltd.	3,787,992	38,612,169	(a)
Ping An Insurance Group Co. of China Ltd., Class H Shares	3,025,079	35,879,813	(a)

Total Insurance		74,491,982

TOTAL FINANCIALS		241,761,217

HEALTH CARE - 12.6%
Biotechnology - 1.0%
Hansa Biopharma AB	588,546	11,755,517	*(a)
Zai Lab Ltd., ADR	211,222	6,784,451	*

Total Biotechnology		18,539,968

Health Care Equipment & Supplies - 1.2%
Hoya Corp.	294,300	22,611,364	(a)

Life Sciences Tools & Services - 2.8%
ICON PLC	347,892	54,330,293	*

Pharmaceuticals - 7.6%
Novartis AG, Registered Shares	610,620	55,993,304	(a)
Novo Nordisk A/S, ADR	730,730	35,016,582
Roche Holding AG	204,130	54,656,750	(a)

Total Pharmaceuticals		145,666,636

TOTAL HEALTH CARE		241,148,261

INDUSTRIALS - 12.9%
Commercial Services & Supplies - 2.9%
Rentokil Initial PLC	10,651,346	56,187,436	(a)

See Notes to Schedule of Investments.

2

CLEARBRIDGE INTERNATIONAL GROWTH FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2019

SECURITY	SHARES	VALUE
Electrical Equipment - 3.1%
Legrand SA	480,355	$33,862,257	(a)
Nidec Corp.	188,262	25,255,163	(a)

Total Electrical Equipment		59,117,420

Machinery - 2.4%
Epiroc AB, Class B Shares	1,653,191	17,158,270	(a)
FANUC Corp.	158,249	28,191,958	(a)

Total Machinery		45,350,228

Professional Services - 2.3%
TechnoPro Holdings Inc.	280,305	15,643,812	(a)
Teleperformance	132,560	27,741,850	(a)

Total Professional Services		43,385,662

Road & Rail - 1.4%
Canadian Pacific Railway Ltd.	112,053	26,734,725

Trading Companies & Distributors - 0.8%
MonotaRO Co. Ltd.	720,579	15,746,781	(a)

TOTAL INDUSTRIALS		246,522,252

INFORMATION TECHNOLOGY - 16.7%
IT Services - 6.4%
Amadeus IT Group SA	503,781	39,405,641	(a)
Amdocs Ltd.	367,050	23,487,529
InterXion Holding NV	188,256	14,175,677	*
Keywords Studios PLC	213,566	4,297,729	(a)
Shopify Inc., Class A Shares	54,060	17,184,593	*
StoneCo Ltd., Class A Shares	660,785	23,134,083	*

Total IT Services		121,685,252

Semiconductors & Semiconductor Equipment - 3.1%
ASML Holding NV	163,208	36,200,449	(a)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	524,190	22,346,220

Total Semiconductors & Semiconductor Equipment		58,546,669

Software - 7.2%
Check Point Software Technologies Ltd.	200,932	22,494,337	*
Constellation Software Inc.	9,360	8,905,333	(b)
Lightspeed POS Inc.	256,617	7,707,454	*
SAP SE	510,419	63,316,345	(a)
Temenos AG, Registered Shares	196,834	34,572,967	*(a)
WANdisco PLC	201,780	1,440,794	*(a)

Total Software		138,437,230

TOTAL INFORMATION TECHNOLOGY		318,669,151

See Notes to Schedule of Investments.

3

CLEARBRIDGE INTERNATIONAL GROWTH FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2019

SECURITY		SHARES	VALUE
MATERIALS - 5.7%
Chemicals - 5.7%
Givaudan SA, Registered Shares		14,122	$37,471,900	(a)
Linde PLC		207,131	39,940,033	(a)
Sociedad Quimica y Minera de Chile SA, ADR		460,040	13,566,579
Umicore SA		586,671	18,304,126	(a)

TOTAL MATERIALS			109,282,638

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,747,472,250)			1,864,206,184

	RATE
SHORT-TERM INVESTMENTS - 1.4%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class (Cost - $26,510,918)	2.010%	26,510,918	26,510,918

TOTAL INVESTMENTS - 99.0% (Cost - $1,773,983,168)			1,890,717,102
Other Assets in Excess of Liabilities - 1.0%			18,231,579

TOTAL NET ASSETS - 100.0%			$1,908,948,681

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

Abbreviation used in this schedule:

ADR	— American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

4

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge International Growth Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include,

5

Notes to Schedule of Investments (unaudited) (continued)

but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

6

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks:
Communication Services	$65,056,337	$45,609,176	—	$110,665,513
Consumer Discretionary	58,716,596	188,544,370	—	247,260,966
Consumer Staples	164,217,413	153,008,171	—	317,225,584
Energy	31,670,602	—	—	31,670,602
Financials	22,081,449	219,679,768	—	241,761,217
Health Care	96,131,326	145,016,935	—	241,148,261
Industrials	26,734,725	219,787,527	—	246,522,252
Information Technology	139,435,226	179,233,925	—	318,669,151
Materials	13,566,579	95,716,059	—	109,282,638

Total Long-Term Investments	617,610,253	1,246,595,931	—	1,864,206,184

Short-Term Investments†	26,510,918	—	—	26,510,918

Total Investments	$644,121,171	$1,246,595,931	—	$1,890,717,102

†	See Schedule of Investments for additional detailed categorizations.

7

CLEARBRIDGE SMALL CAP FUND

Schedule of investments (unaudited)	July 31, 2019

SECURITY	SHARES	VALUE
COMMON STOCKS - 93.7%
COMMUNICATION SERVICES - 3.7%
Diversified Telecommunication Services - 0.8%
ORBCOMM Inc.	1,806,970	$10,588,844	*

Interactive Media & Services - 1.3%
QuinStreet Inc.	984,830	16,042,881	*

Media - 1.6%
Gray Television Inc.	1,112,996	19,755,679	*

TOTAL COMMUNICATION SERVICES		46,387,404

CONSUMER DISCRETIONARY - 11.9%
Auto Components - 1.0%
Cooper-Standard Holdings Inc.	247,000	12,221,560	*

Diversified Consumer Services - 2.2%
OneSpaWorld Holdings Ltd.	611,100	9,569,826	*
Service Corp. International	391,013	18,041,340

Total Diversified Consumer Services		27,611,166

Hotels, Restaurants & Leisure - 1.8%
Chuy’s Holdings Inc.	558,863	13,217,110	*
Twin River Worldwide Holdings Inc.	351,060	9,264,473

Total Hotels, Restaurants & Leisure		22,481,583

Specialty Retail - 6.9%
Aaron’s Inc.	365,000	23,013,250
Hudson Ltd., Class A Shares	1,091,884	13,954,277	*
Lithia Motors Inc., Class A Shares	122,970	16,217,284
Monro Inc.	152,983	12,882,698
Murphy USA Inc.	238,377	21,062,992	*

Total Specialty Retail		87,130,501

TOTAL CONSUMER DISCRETIONARY		149,444,810

CONSUMER STAPLES - 3.0%
Food & Staples Retailing - 1.3%
Sprouts Farmers Market Inc.	957,569	16,211,643	*

Food Products - 1.0%
Sanderson Farms Inc.	99,270	13,006,355

Personal Products - 0.7%
Inter Parfums Inc.	119,889	8,305,910

TOTAL CONSUMER STAPLES		37,523,908

ENERGY - 3.1%
Energy Equipment & Services - 2.3%
Liberty Oilfield Services Inc., Class A Shares	866,580	12,262,107

See Notes to Schedule of Investments.

1

CLEARBRIDGE SMALL CAP FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2019

SECURITY	SHARES	VALUE
Energy Equipment & Services - (continued)
Smart Sand Inc.	2,197,697	$5,164,588	*(a)
U.S. Silica Holdings Inc.	859,630	11,914,472

Total Energy Equipment & Services		29,341,167

Oil, Gas & Consumable Fuels - 0.8%
Carrizo Oil & Gas Inc.	1,034,280	9,856,688	*

TOTAL ENERGY		39,197,855

FINANCIALS - 17.0%
Banks - 8.3%
Bank OZK	406,000	12,415,480
Cadence BanCorp	1,050,000	17,997,000
First Interstate BancSystem Inc., Class A Shares	442,651	17,719,320
Great Western Bancorp Inc.	508,030	17,181,575
TriState Capital Holdings Inc.	637,303	13,383,363	*
WesBanco Inc.	363,240	13,287,319
Wintrust Financial Corp.	170,750	12,215,455

Total Banks		104,199,512

Consumer Finance - 2.7%
Encore Capital Group Inc.	433,920	15,612,442	*
OneMain Holdings Inc.	430,003	17,823,624

Total Consumer Finance		33,436,066

Insurance - 3.2%
Assured Guaranty Ltd.	371,483	16,230,092
Palomar Holdings Inc.	257,450	7,375,943	*
ProAssurance Corp.	415,435	16,239,354

Total Insurance		39,845,389

Thrifts & Mortgage Finance - 2.8%
Essent Group Ltd.	242,310	11,185,030	*
Radian Group Inc.	355,148	8,097,374
Washington Federal Inc.	444,585	16,262,919

Total Thrifts & Mortgage Finance		35,545,323

TOTAL FINANCIALS		213,026,290

HEALTH CARE - 12.4%
Biotechnology - 3.9%
Akebia Therapeutics Inc.	1,197,460	5,017,357	*
Amarin Corp. PLC, ADR	2,156,759	40,094,150	*
Dynavax Technologies Corp.	1,124,860	3,104,614	*

Total Biotechnology		48,216,121

Health Care Equipment & Supplies - 1.9%
Quotient Ltd.	2,198,636	23,217,596	*

See Notes to Schedule of Investments.

2

CLEARBRIDGE SMALL CAP FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2019

SECURITY	SHARES	VALUE
Health Care Providers & Services - 4.1%
Acadia Healthcare Co. Inc.	458,680	$14,650,239	*
Encompass Health Corp.	255,450	16,307,928
HealthEquity Inc.	255,650	20,958,187	*

Total Health Care Providers & Services		51,916,354

Health Care Technology - 0.2%
Livongo Health Inc.	57,439	2,541,676	*

Life Sciences Tools & Services - 1.4%
Syneos Health Inc.	330,723	16,896,638	*

Pharmaceuticals - 0.9%
Aerie Pharmaceuticals Inc.	284,980	6,175,517	*
Intra-Cellular Therapies Inc.	661,920	5,527,032	*

Total Pharmaceuticals		11,702,549

TOTAL HEALTH CARE		154,490,934

INDUSTRIALS - 14.6%
Airlines - 1.8%
SkyWest Inc.	365,870	22,211,968

Building Products - 0.9%
Continental Building Products Inc.	454,408	11,169,349	*

Construction & Engineering - 0.9%
Dycom Industries Inc.	197,290	10,882,516	*

Machinery - 1.2%
EnPro Industries Inc.	219,930	15,623,827

Professional Services - 1.2%
ICF International Inc.	180,252	15,355,668

Road & Rail - 2.1%
Landstar System Inc.	129,399	14,398,227
Marten Transport Ltd.	604,581	12,133,941

Total Road & Rail		26,532,168

Trading Companies & Distributors - 6.5%
Foundation Building Materials Inc.	710,000	12,219,100	*
GATX Corp.	175,574	13,494,618
MRC Global Inc.	887,630	13,882,533	*
Rush Enterprises Inc., Class A Shares	439,040	16,534,246
Textainer Group Holdings Ltd.	769,743	7,489,599	*
Triton International Ltd.	518,821	17,162,599

Total Trading Companies & Distributors		80,782,695

TOTAL INDUSTRIALS		182,558,191

See Notes to Schedule of Investments.

3

CLEARBRIDGE SMALL CAP FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2019

SECURITY	SHARES	VALUE
INFORMATION TECHNOLOGY - 13.2%
Electronic Equipment, Instruments & Components - 2.5%
Itron Inc.	312,660	$19,384,920	*
nLight Inc.	685,390	11,267,811	*

Total Electronic Equipment, Instruments & Components		30,652,731

IT Services - 2.3%
EVERTEC Inc.	398,948	12,774,315
WNS Holdings Ltd., ADR	249,294	15,710,508	*

Total IT Services		28,484,823

Semiconductors & Semiconductor Equipment - 4.3%
Advanced Energy Industries Inc.	374,650	21,879,560	*
Semtech Corp.	196,082	10,366,856	*
Tower Semiconductor Ltd.	1,114,990	21,931,853	*

Total Semiconductors & Semiconductor Equipment		54,178,269

Software - 4.1%
2U Inc.	336,855	4,311,744	*
CommVault Systems Inc.	316,390	14,376,761	*
Q2 Holdings Inc.	130,495	10,422,636	*
Rapid7 Inc.	205,000	12,433,250	*
RingCentral Inc., Class A Shares	73,000	10,364,540	*

Total Software		51,908,931

TOTAL INFORMATION TECHNOLOGY		165,224,754

MATERIALS - 4.3%
Chemicals - 0.9%
Venator Materials PLC	2,870,550	10,994,207	*

Construction Materials - 1.0%
U.S. Concrete Inc.	254,850	12,000,886	*

Containers & Packaging - 1.3%
Silgan Holdings Inc.	551,040	16,564,262

Metals & Mining - 1.1%
Commercial Metals Co.	818,220	14,327,032

TOTAL MATERIALS		53,886,387

REAL ESTATE - 6.7%
Equity Real Estate Investment Trusts (REITs) - 6.7%
Brandywine Realty Trust	856,380	12,631,605
Lexington Realty Trust	1,855,593	18,314,703
Outfront Media Inc.	422,690	11,488,714
PotlatchDeltic Corp.	348,190	12,820,356
STORE Capital Corp.	257,760	8,817,969
Summit Hotel Properties Inc.	1,746,997	19,409,137

TOTAL REAL ESTATE		83,482,484

See Notes to Schedule of Investments.

4

CLEARBRIDGE SMALL CAP FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2019

SECURITY		SHARES	VALUE
UTILITIES - 3.8%
Electric Utilities - 0.9%
PNM Resources Inc.		211,338	$10,497,159

Independent Power and Renewable Electricity Producers - 1.1%
NextEra Energy Partners LP		279,530	13,596,339

Multi-Utilities - 1.8%
Black Hills Corp.		290,140	22,964,581

TOTAL UTILITIES			47,058,079

TOTAL COMMON STOCKS (Cost - $1,027,994,774)			1,172,281,096

INVESTMENTS IN UNDERLYING FUNDS - 1.5%
Main Street Capital Corp.		235,546	10,057,814	(b)
PennantPark Investment Corp.		1,343,997	8,924,140	(b)

TOTAL INVESTMENTS IN UNDERLYING FUNDS (Cost - $17,160,485)			18,981,954

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,045,155,259)			1,191,263,050

	RATE
SHORT-TERM INVESTMENTS - 5.4%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class (Cost - $67,870,433)	2.010%	67,870,433	67,870,433

TOTAL INVESTMENTS - 100.6% (Cost - $1,113,025,692)			1,259,133,483
Liabilities in Excess of Other Assets - (0.6)%			(7,138,815)

TOTAL NET ASSETS - 100.0%			$1,251,994,668

*	Non-income producing security.

(a)

In this instance, as defined in the Investment Company Act of 1940, and “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer. At July 31, 2019, the total market value of investments in Affiliated Companies was $5,164,588 and the cost was $16,005,163 (Note 2).

(b)	Security is a business development company.

Abbreviation used in this schedule:

ADR	— American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

5

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Small Cap Fund (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include,

6

Notes to Schedule of Investments (unaudited) (continued)

but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

7

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks	$1,172,281,096	—	—	$1,172,281,096
Investments in Underlying Funds	18,981,954	—	—	18,981,954

Total Long-Term Investments	1,191,263,050	—	—	1,191,263,050

Short-Term Investments†	67,870,433	—	—	67,870,433

Total Investments	$1,259,133,483	—	—	$1,259,133,483

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated companies

An “Affiliated Company”, as defined in the 1940 Act, includes a company in which the Fund owns 5% or more of the company’s outstanding voting securities at any time during the period. The following transactions were effected in shares of such companies for the period ended July 31, 2019:

	Affiliate Value at October 31, 2018	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at July 31, 2019
		Cost	Shares	Cost	Shares
Smart Sand Inc.	$5,922,002	$265,765	59,790	—	—	—	—	$(1,023,179)	$5,164,588

8

CLEARBRIDGE VALUE TRUST

Schedule of investments (unaudited)	July 31, 2019

SECURITY	SHARES	VALUE
COMMON STOCKS - 95.9%
COMMUNICATION SERVICES - 7.2%
Interactive Media & Services - 7.2%
Alphabet Inc., Class C Shares	90,000	$109,501,200	*
Facebook Inc., Class A Shares	132,610	25,756,840	*

TOTAL COMMUNICATION SERVICES		135,258,040

CONSUMER DISCRETIONARY - 6.6%
Automobiles - 1.4%
General Motors Co.	650,000	26,221,000

Hotels, Restaurants & Leisure - 1.2%
Melco Resorts & Entertainment Ltd., ADR	1,000,000	22,470,000

Household Durables - 1.3%
Lennar Corp., Class A Shares	500,000	23,785,000

Specialty Retail - 1.9%
Advance Auto Parts Inc.	50,000	7,532,000
AutoZone Inc.	25,000	28,076,000	*

Total Specialty Retail		35,608,000

Textiles, Apparel & Luxury Goods - 0.8%
Capri Holdings Ltd.	450,000	16,015,500	*

TOTAL CONSUMER DISCRETIONARY		124,099,500

CONSUMER STAPLES - 7.3%
Beverages - 2.3%
Anheuser-Busch InBev SA/NV, ADR	425,000	42,916,500

Food Products - 3.7%
Conagra Brands Inc.	700,000	20,209,000
Mondelez International Inc., Class A Shares	900,000	48,141,000

Total Food Products		68,350,000

Tobacco - 1.3%
Altria Group Inc.	525,000	24,711,750

TOTAL CONSUMER STAPLES		135,978,250

ENERGY - 10.6%
Energy Equipment & Services - 0.7%
Halliburton Co.	600,000	13,800,000

Oil, Gas & Consumable Fuels - 9.9%
Devon Energy Corp.	900,000	24,300,000
Encana Corp.	3,500,000	15,995,000
Energy Transfer LP	1,900,000	27,322,000
Kinder Morgan Inc.	3,000,000	61,860,000
Pioneer Natural Resources Co.	160,000	22,086,400
Plains GP Holdings LP, Class A Shares	1,400,000	33,824,000

Total Oil, Gas & Consumable Fuels		185,387,400

TOTAL ENERGY		199,187,400

See Notes to Schedule of Investments.

1

CLEARBRIDGE VALUE TRUST

Schedule of investments (unaudited) (cont’d)	July 31, 2019

SECURITY	SHARES	VALUE
FINANCIALS - 22.3%
Banks - 7.0%
Citigroup Inc.	700,000	$49,812,000
KeyCorp	1,000,000	18,370,000
Wells Fargo & Co.	1,300,000	62,933,000

Total Banks		131,115,000

Capital Markets - 2.6%
Intercontinental Exchange Inc.	550,000	48,323,000

Consumer Finance - 3.4%
Synchrony Financial	1,800,000	64,584,000

Diversified Financial Services - 2.5%
AXA Equitable Holdings Inc.	600,000	13,488,000
Voya Financial Inc.	600,000	33,702,000

Total Diversified Financial Services		47,190,000

Insurance - 6.8%
American International Group Inc.	1,500,000	83,985,000
Brighthouse Financial Inc.	350,000	13,709,500	*
MetLife Inc.	600,000	29,652,000

Total Insurance		127,346,500

TOTAL FINANCIALS		418,558,500

HEALTH CARE - 10.3%
Biotechnology - 2.4%
Alexion Pharmaceuticals Inc.	400,000	45,316,000	*

Pharmaceuticals - 7.9%
Allergan PLC	500,000	80,250,000
Bristol-Myers Squibb Co.	750,000	33,307,500
Mylan NV	1,600,000	33,440,000	*

Total Pharmaceuticals		146,997,500

TOTAL HEALTH CARE		192,313,500

INDUSTRIALS - 6.0%
Aerospace & Defense - 0.8%
Safran SA	100,000	14,330,036	(a)

Air Freight & Logistics - 1.4%
CH Robinson Worldwide Inc.	325,000	27,212,250

Airlines - 2.3%
Delta Air Lines Inc.	700,000	42,728,000

Building Products - 0.8%
Owens Corning	250,000	14,500,000

Machinery - 0.7%
KION Group AG	250,000	13,421,580	(a)

TOTAL INDUSTRIALS		112,191,866

See Notes to Schedule of Investments.

2

CLEARBRIDGE VALUE TRUST

Schedule of investments (unaudited) (cont’d)	July 31, 2019

SECURITY	SHARES	VALUE
INFORMATION TECHNOLOGY - 15.4%
IT Services - 2.4%
International Business Machines Corp.	300,000	$44,472,000

Semiconductors & Semiconductor Equipment - 1.9%
QUALCOMM Inc.	500,000	36,580,000

Software - 9.8%
Microsoft Corp.	850,000	115,829,500
Oracle Corp.	1,200,000	67,560,000

Total Software		183,389,500

Technology Hardware, Storage & Peripherals - 1.3%
NetApp Inc.	430,000	25,150,700

TOTAL INFORMATION TECHNOLOGY		289,592,200

MATERIALS - 4.4%
Chemicals - 0.3%
Corteva Inc.	200,000	5,900,000

Metals & Mining - 4.1%
Glencore PLC	3,500,000	11,269,290	(a)
Royal Gold Inc.	575,000	65,808,750

Total Metals & Mining		77,078,040

TOTAL MATERIALS		82,978,040

REAL ESTATE - 1.8%
Equity Real Estate Investment Trusts (REITs) - 1.8%
American Homes 4 Rent, Class A Shares	1,400,000	33,894,000

UTILITIES - 4.0%
Electric Utilities - 2.1%
Exelon Corp.	900,000	40,554,000

Independent Power and Renewable Electricity Producers - 1.9%
AES Corp.	2,100,000	35,259,000

TOTAL UTILITIES		75,813,000

TOTAL COMMON STOCKS (Cost - $1,513,919,840)		1,799,864,296

See Notes to Schedule of Investments.

3

CLEARBRIDGE VALUE TRUST

Schedule of investments (unaudited) (cont’d)	July 31, 2019

SECURITY	RATE	SHARES	VALUE
PREFERRED STOCKS - 0.9%
CONSUMER DISCRETIONARY - 0.9%
Automobiles - 0.9%
Volkswagen AG (Cost - $17,021,850)	4.860%	100,000	$16,743,328	(a)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,530,941,690)			1,816,607,624

SHORT-TERM INVESTMENTS - 3.3%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class (Cost - $61,226,667)	2.010%	61,226,667	61,226,667

TOTAL INVESTMENTS - 100.1% (Cost - $1,592,168,357)			1,877,834,291
Liabilities in Excess of Other Assets - (0.1)%			(2,266,088)

TOTAL NET ASSETS - 100.0%			$1,875,568,203

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

Abbreviation used in this schedule:

ADR	— American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

4

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Value Trust (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

5

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

6

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks:
Industrials	$84,440,250	$27,751,616	—	$112,191,866
Materials	71,708,750	11,269,290	—	82,978,040
Other Common Stocks	1,604,694,390	—	—	1,604,694,390
Preferred Stocks	—	16,743,328	—	16,743,328

Total Long-Term Investments	1,760,843,390	55,764,234	—	1,816,607,624

Short-Term Investments†	61,226,667	—	—	61,226,667

Total Investments	$1,822,070,057	$55,764,234	—	$1,877,834,291

†	See Schedule of Investments for additional detailed categorizations.

7